LIFE INSURANCE SENSITIVITY ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of sensitivity analysis for actuarial assumptions [text block] [Abstract]
Schedule of Accounting Estimates and Judgements [Text Block]
		2017		2016
		Increase		Increase
		(reduction)	Increase	(reduction)	Increase
		in profit	(reduction)	in profit	(reduction)
	Change in	before tax	in equity	before tax	in equity
	variable	£m	£m	£m	£m
Non-annuitant mortality and morbidity[1]	5% reduction	23	19	25	21
Annuitant mortality[2]	5% reduction	(221)	(184)	(287)	(238)
Lapse rates[3]	10% reduction	75	62	48	40
Future maintenance and investment expenses[4]	10% reduction	289	240	318	264
Risk-free rate[5]	0.25% reduction	(40)	(33)	(74)	(62)
Guaranteed annuity option take up6	5% addition	(6)	(5)	(12)	(10)
Equity investment volatility[7]	1% addition	(7)	(6)	(10)	(8)
Widening of credit default spreads on corporate bonds[8]	0.25% addition	(235)	(195)	(200)	(166)
Increase in illiquidity premia[9]	0.10% addition	145	120	152	126
1	This sensitivity shows the impact of reducing mortality and morbidity rates on non-annuity business to 95 per cent of the expected rate.

2	This sensitivity shows the impact on the annuity and deferred annuity business of reducing mortality rates to 95 per cent of the expected rate.

3	This sensitivity shows the impact of reducing lapse and surrender rates to 90 per cent of the expected rate.

4	This sensitivity shows the impact of reducing maintenance expenses and investment expenses to 90 per cent of the expected rate.

5	This sensitivity shows the impact on the value of in-force business, financial options and guarantee costs, statutory reserves and asset values of reducing the risk-free rate by 25 basis points.

6	This sensitivity shows the impact of a flat 5 per cent addition to the expected rate.

7	This sensitivity shows the impact of a flat 1 per cent addition to the expected rate.

8	This sensitivity shows the impact of a 25 basis point increase in credit default spreads on corporate bonds and the corresponding reduction in market values. Swap curves, the risk-free rate and illiquidity premia are all assumed to be unchanged.

9	This sensitivity shows the impact of a 10 basis point increase in the allowance for illiquidity premia. It assumes the overall spreads on assets are unchanged and hence market values are unchanged. Swap curves and the non-annuity risk-free rate are both assumed to be unchanged. The increased illiquidity premium increases the annuity risk-free rate.